Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 23,739,661	$ 13,978,454	$ 9,444,056
Subsequent collection	$ 4,018,096	$ 2,449,618
Percentage of subsequent collection	16.90%	17.50%
Less: Allowance for accounts receivable	$ (2,469,626)	$ (1,595,831)	(741,753)	$ (803,170)
Accounts receivable, net	21,270,035	12,382,623	$ 8,702,303
Less than half year [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	14,017,391	9,185,114
Subsequent collection	$ 1,063,781	$ 626,493
Percentage of subsequent collection	7.60%	6.80%
half year to 1 year [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 8,220,210	$ 669,224
Subsequent collection	$ 2,193,400	$ 0
Percentage of subsequent collection	26.70%	0.00%
1 year to 1.5 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 697,611	$ 2,944,661
Subsequent collection	$ 124,163	$ 1,680,928
Percentage of subsequent collection	17.80%	57.10%
1.5 years to 2 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 636,752	$ 1,015,470
Subsequent collection	$ 636,752	$ 140,511
Percentage of subsequent collection	100.00%	13.80%
2 years to 2.5 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 0	$ 0
Subsequent collection	$ 0	$ 0
Percentage of subsequent collection	0.00%	0.00%
2.5 year to 3 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 0	$ 39,501
Subsequent collection	$ 0	$ 0
Percentage of subsequent collection	0.00%	0.00%
over 3 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 167,697	$ 124,484
Subsequent collection	$ 0	$ 1,686
Percentage of subsequent collection	0.00%	1.40%